Financial Instruments (Schedule of Exposure to Linkage and Foreign Currency Risk) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Forward exchange contracts on foreign currencies [Member]
Instruments not used for hedging
Currency/linkage receivable	USD	USD
Currency/linkage payable	NIS	NIS
Notional Value	₪ 128	₪ 203
Fair value	₪ (2)	₪ 4
Forward exchange contracts on CPI [Member]
Instruments not used for hedging
Currency/linkage receivable	CPI	CPI
Currency/linkage payable	NIS	NIS
Notional Value	₪ 360	₪ 400
Fair value	₪ (3)	₪ (1)
Foreign currency put options [Member]
Instruments not used for hedging
Currency/linkage receivable	NIS	NIS
Currency/linkage payable	USD	USD
Notional Value	₪ (68)	₪ (147)
Fair value	₪ 1
Embedded derivative in lease contracts [Member]
Instruments not used for hedging
Currency/linkage receivable		USD
Currency/linkage payable		NIS
Notional Value		₪ 15
Fair value		₪ 1